Note 5 - Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	September 30, 2013	December 31, 2012
Finished goods	$950,831	$755,643
Work in process	106,110	240,070
	$1,056,941	$995,713

	December 31, 2012	December 31, 2011
Finished goods	$755,643	$3,428,301
Work in process	240,070	744,508
	$995,713	$4,172,809